COMBINED STATEMENTS OF ASSETS AND LIABILITIES (Southeast Operations, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012	Dec. 31, 2011
Current assets:
Trade accounts receivable, net	$ 6,365	$ 5,317	$ 4,321
Other receivables	6	4	30
Inventories	6,941	6,292	6,898
Prepaid expenses and other current assets	304	324	270
Total current assets	13,616	11,937	11,519
Property, plant and equipment, net	10,461	9,544	8,090
Total assets	24,077	21,481	19,609
Current liabilities:
Accounts payable	4,693	3,200	4,700
Book overdraft	2,290	2,151	1,513
Accrued liabilities	909	1,449	1,331
Accrued compensation	1,542	1,353	1,401
Current portion of capital lease obligation	46	52	0
Total current liabilities	9,480	8,205	8,945
Long term capital lease obligation	9	28	0
Total liabilities	9,489	8,233	8,945
Commitments and contingencies (Note 8)
Parent's equity:
Paid-in capital	40,132	40,132	40,132
Due from parent	(34,322)	(22,861)	(9,729)
Retained earnings (accumulated deficit)	8,778	(4,023)	(19,739)
Total parent's equity	14,588	13,248	10,664
Total liabilities and stockholders' equity	$ 24,077	$ 21,481	$ 19,609